Miscellaneous Receivables and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedule of Increase/Decrease in Miscellaneous Receivable and Other Non-Current Assets

Miscellaneous receivables and other non-current assets fell by 131 million euros compared to December 31, 2017. They included:

			As of December 31,
			2018		2017
				Of which Financial Instruments		Of which Financial Instruments
			(millions of euros)
Miscellaneous receivables ( non-current)	(a)		697	326	704	371
Other non-current assets
Deferred contract costs			1,531
Other cost deferrals			63
Medium/long-term prepaid expenses					1,718
Total other non-current assets	(b)		1,594		1,718

Total	(a+b	)	2,291	326	2,422	371

Schedule of Break Down of Total Deferred Contract Costs

As of December 31, 2018
(millions of euros)
Deferred contract cost
Costs of obtaining a contract	1,132
Costs to fulfil a contract	1,033

Total

Schedule of Movements in Total Deferred Contract Costs

	As of January 1, 2018	Increase	Release to income statement	Exchange differences and other changes	As of December 31, 2018
	(millions of euros)
Costs of obtaining a contract	1,031	473	(367)	(5)	1,132
Costs to fulfil a contract	905	348	(220)	—	1,033

Total	1,936	821	(587)	(5)	2,165

Miscellaneous receivables and other non current assets [member]
Statement [LineItems]
Schedule on Impacts by Adoption of IFRS 15

The impacts caused by the adoption of IFRS 15 are summarized below:

			As of December 31, 2018	Adoption of new accounting standards		As of January 1, 2018

				IFRS 15 reclassifications	IFRS 15 adjustments
			(millions of euros)
Miscellaneous receivables (non-current)	(a)		704			704
Other non-current assets
Deferred contract costs			—	1,714	(319)	1,395
Other cost deferrals			—	54	—	54
Medium/long-term prepaid expenses			1,718	(1,718)	—	—

Total other non-current assets	(b)		1,718	50	(319)	1,449

Total	(a+b	)	2,422	50	(319)	2,153